General and administrative expenses	12 Months Ended
Dec. 31, 2019
General and administrative expenses
General and administrative expenses

9.   General and administrative expenses

9.1.   Corporate

	For the years ended December 31
	2019	2018	2017
Staff salaries	7,021,010	5,419,944	6,851,692
Share-based compensation	2,333,091	1,636,547	457,046
Office administration	2,512,392	2,658,087	2,538,973
Bank charges and foreign exchange	151,411	47,142	219,910
Auditors’ remuneration	532,600	676,600	558,600
Other professional fees	2,014,063	2,009,200	1,280,163
Other administration costs	387,429	178,853	72,633
	14,951,996	12,626,373	11,979,017

9.2.   Commercial and chartering

Commercial and chartering expenses are the expenses attributable to the Company’s chartering and commercial operations departments in connection with the Company’s spot trading activities.

	For the years ended December 31
	2019	2018	2017
Staff salaries	2,221,928	2,414,574	1,934,923
Office administration	398,569	419,773	341,219
Other administration costs	573,721	399,541	343,606
	3,194,218	3,233,888	2,619,748